Leases - Summary of Right-of-use Assets (Details) - USD ($) $ in Thousands	3 Months Ended	10 Months Ended	12 Months Ended
	Jun. 15, 2023	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2025
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			$ 8,086
Depreciation	$ (140)	$ (1,030)	(1,620)	$ (1,412)
Ending balance			7,111	8,086
Gross Carrying Amount
Disclosure of quantitative information about right-of-use assets [line items]
Beginning balance			8,086	3,549
Additions			627	7,486
Disposals				(1,599)
Depreciation			(1,620)	(1,412)
Effect of movements in exchange rates			18	62
Ending balance		$ 3,549	$ 7,111	$ 8,086